ACCOUNTING POLICIES - Share-Based Compensation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards threshold consecutive trading days	5 days	5 days	5 days
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards threshold consecutive trading days	5 days	5 days	5 days
Awards percentage based on monte carlo simulation model	50.00%	50.00%	50.00%
Awards percentage based on volume weighted average trading price (VWAP)	50.00%	50.00%	50.00%
PSUs market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on monte carlo simulation model	50.00%	50.00%	50.00%
PSUs market performance conditions | Prior to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on monte carlo simulation model				100.00%
PSUs non-market performance conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards percentage based on volume weighted average trading price (VWAP)	50.00%	50.00%	50.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards threshold consecutive trading days	5 days	5 days	5 days